Contract Assets	12 Months Ended
Dec. 31, 2023
Contract assets [abstract]
Contract Assets
10	CONTRACT ASSETS

	December 31, 2023	December 31, 2022	January 1, 2022
	S$’000	S$’000	S$’000
Unbilled receivables	52,044	58,808	49,365

Unbilled receivables are balances owed by the customers that arise from services performed but are not yet formally invoiced to clients. Any amount previously recognized as a contract asset is reclassified to trade receivables at the point at which it is invoiced to the customer. The decrease of the Group contract assets as at December 31, 2023 by S$6.8 million was attributed to enhanced billing expediency, allowing for accelerated invoicing of customers. As at December 31, 2022, contract assets increased by
S$9.4 million due to the expansion of business.
Management estimates the loss allowance on amounts due from customers at an amount equal to lifetime ECL, taking into account the historical default experience and the future prospects of the industry in which the customers operate in. None of the unbilled receivables at the end of the reporting period is past due and management has considered the amount to have low credit risk.